UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2006

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          May 10, 2006


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        47
FORM 13F INFORMATION VALUE TOTAL:              $347814

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1926     45353   Sole		     45353
Amgen Inc.      Common  031162100    464      6372   Sole                     6372
American Tele   Common  00206R102    209      7719   Sole                     7719
Anheuser Busch  Common  035229103    340      7943   Sole                     7943
Automatic Data 	Common	053015103   4504     98601   Sole                    98601
BP PLC          Common  055622104    214      3100   Sole                     3100
Bell South      Common  079860102    228      6581   Sole                     6581
Berkshire Hath	Common	084670108  68305       756   Sole                      756
Berkshire Hath	Common	084670207   8958      2974   Sole                     2974
Buckeye PartnersL.P.    118230101    280      6550   Sole                     6550
Chevron Texaco  Common	166764100    879     15166   Sole                    15166
Cisco Systems	Common	17275R102   5075    234206   Sole                   234206
Coca-Cola Co.	Common	191216100  10610    253408   Sole                   253408
Costco WholesaleCommon	22160K105    257      4750   Sole		      4750
Emerson Elec.	Common	291011104    619      7405   Sole                     7405
ExxonMobil	Common	30231G102   5264     86495   Sole                    86495
First Data      Common	319963104  27839    594600   Sole                   594600
General ElectricCommon	369604103   9845    283059   Sole                   283059
Hewlett Packard	Common	428236103   1493     45370   Sole                    45370
H.J. Heinz Co.	Common	423074103   1175     30988   Sole		     30988
IBM		Common	459200101   1159     14051   Sole                    14051
Intel Corp.	Common	458140100   5043    259123   Sole                   259123
Johnson & JohnsoCommon	478160104  25065    423254   Sole                   423254
Linear TechnologCommon	535678106  23864    680276   Sole		    680276
Lincoln Nat'l   Common  534187109    207      3800   Sole                     3800
Medtronic	Common	585055106  13848    272876   Sole                   272876
Mellon FinancialCommon	58551A108    430     12086   Sole                    12086
Microsoft	Common	594918104  27546   1012344   Sole                  1012344
3M Company 	Common	604059105   1716     22668   Sole                    22668
Moody's Corp.	Common	615369105  30386    425223   Sole		    425223
National City 	Common	635405103   1527     43740   Sole                    43740
Old REpublic IntCommon	680223104    245     11250   Sole                    11250
Paychex Inc     Common  704326107    563     13512   Sole                    13512
PepsiCo		Common	713448108   1761     30472   Sole                    30472
Pfizer Inc.	Common	717081103   2389     95850   Sole                    95850
Procter & GambleCommon	742718109  26532    460386   Sole                   460386
Royal Dutch ShelCommon  780259206    263      4225   Sole                     4225
Sysco Corp.	Common	871829107    201      6287   Sole		      6287
Teppco Partners L.P.	872384102    276      7600   Sole                     7600
United TechnologCommon  913017109    255      4400   Sole                     4400
Valspar Corp.	Common	920355104    340     12200   Sole                    12200
Walgreen Co.	Common	931422109  23942    555110   Sole                   555110
Wal-mart Stores Common  931142103    549     11622   Sole                    11622
Walt Disney Co.	Common	254687106    658     23606   Sole                    23606
Wells Fargo     Common  949746101    255      4000   Sole                     4000
Wm. Wrigley Jr. Common	982526105   9543    149105   Sole                   149105
Wyeth           Common  983024100    767     15808   Sole                    15808